Contract with Customer, Asset and Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Contract with Customer, Asset, after Allowance for Credit Loss	$ 4,462	$ 3,666
Contract with Customer, Liability	9,014	7,818
Contract with Customer, Net	(4,552)	$ (4,152)
Contract with Customer, Asset, Change	796
Contract with Customer, Liability, Change	(1,196)
Contract with Customer, Liability, Revenue Recognized	$ 2,900